Shareholder Report, Holdings (Details) - C000245003	Feb. 28, 2026
81369Y506 | State Street Energy Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	20.90%
81369Y886 | State Street Utilities Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	20.70%
92189F106 | VanEck Gold Miners ETF
Holdings [Line Items]
Percent of Net Asset Value	19.90%
78464A664 | SPDR Portfolio Long Term Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	19.00%
81369Y860 | State Street Real Estate Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	18.90%
Fixed Income - Other78464A664
Holdings [Line Items]
Percent of Total Investments	100.00%
Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	19.00%
Equity
Holdings [Line Items]
Percent of Net Asset Value	80.40%